NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Total current assets	$ 5,768	$ 291,103
Current liabilities
Total current liabilities		15,546
Non-current Assets And In Disposal Groups Held For Sale [Member]
Current assets
Aircraft	265	236,022
Engines and rotables	5,299	9,197
Other assets	204	45,884
Total current assets	5,768	291,103
Current liabilities
Other liabilities		15,546
Total current liabilities		$ 15,546